Details of Significant Accounts - Pensions (Details) - Perfect Mobile Corp. (Taiwan)	12 Months Ended
Dec. 31, 2022 item
Disclosure of defined benefit plans [line items]
Number of units accrued for each year of service for first 15 years	2
Number of units accrued for each additional year thereafter	1
Maximum number of units accrued	45
Number of months prior to retirement	6 months
Percentage of monthly contribution	2.00%